Receivable Sales	12 Months Ended
Dec. 31, 2011
Receivable Sales
Receivable Sales

Note 14. Receivable Sales

        The Company has an accounts receivable securitization arrangement under which TruGreen and Terminix may sell certain eligible trade accounts receivable to Funding, the Company's wholly owned, bankruptcy-remote subsidiary, which is consolidated for financial reporting purposes. Funding, in turn, may transfer, on a revolving basis, an undivided percentage ownership interest of up to $50.0 million in the pool of accounts receivable to the Purchasers. The amount of the eligible receivables varies during the year based on seasonality of the businesses and could, at times, limit the amount available to the Company from the sale of these interests. As of December 31, 2011, the amount of eligible receivables was approximately $31.1 million.

        During the years ended December 31, 2011, 2010 and 2009, there were no transfers of interests in the pool of trade accounts receivables to Purchasers under this arrangement. As of December 31, 2011, 2010 and 2009, the Company had $10.0 million outstanding under the arrangement and, as of December 31, 2011, had $21.1 million of remaining capacity available under the accounts receivable securitization arrangement.

        The accounts receivable securitization arrangement is a 364-day facility that is renewable annually at the option of Funding, with a final termination date of July 17, 2012. Only one of the Purchasers is required to purchase interests under the arrangement. As part of the annual renewal of the facility, which occurred on July 26, 2011, this Purchaser agreed to continue its participation in the arrangement through July 17, 2012.

        The Company has recorded its obligation to repay the Purchasers for its interest in the pool of receivables within current portion of long-term debt on the Consolidated Statements of Financial Position. The interest rates applicable to the Company's obligation are based on a fluctuating rate of interest measured based on the Purchaser's pooled commercial paper rate (0.26 percent at December 31, 2011). In addition, the Company pays usage fees on its obligations and commitment fees on undrawn amounts committed by the Purchasers. Unless the arrangement is renegotiated or extended prior to its expiration, all obligations under the accounts receivable securitization arrangement must be repaid by July 17, 2012.